EMPLOYEE BENEFIT LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT LIABILITIES, NET
Schedule of contributions and contributions for benefits represent defined contribution plans

	Year ended December 31,
	2025	2024	2023
Expenses – defined contribution plan	$303	$322	$448

Schedule of changes in the defined benefit obligation and fair value of plan assets

	2025	2024
Defined benefit obligation:
Balance as of January 1,	$1,321	$1,330
Current service cost	207	226
Net interest expense	75	64
Total expenses recognized in profit or loss for the period	282	290
Profit from remeasurement in other comprehensive income (loss) – actuarial loss, net	(129)	(65)
Payments	(120)	(233)
Effect of changes in foreign exchange rates	31	(1)
Balance as of December 31,	1,385	1,321
Fair value of plan assets:
Balance as of January 1,	(82)	(74)
Net interest income	(5)	(4)
Effect of changes in foreign exchange rates	(12)	—
Loss from remeasurement in other comprehensive income (loss), net	(11)	(4)
Balance as of December 31,	(110)	(82)
Net defined liability:
Balance as of January 1,	1,239	1,256
Current service cost	207	226
Net interest expense	70	60
Total expenses recognized in profit or loss for the period	277	286
Gain from remeasurement in other comprehensive income (loss) - actuarial loss, net	(140)	(69)
Payments	(120)	(233)
Effect of changes in foreign exchange rates	19	(1)
Balance as of December 31,	$1,275	$1,239

Schedule of principal assumptions underlying the defined benefit plan

	2025	2024

	%
Discount rate (*)	4.0-5.0	5.3 - 5.6
Expected rate of salary increase	2 - 5	5

Number of years
Life expectation at the age of 65	0.2 - 6.6	7.9 - 11.2
(*)	The discount rate is based on high-quality CPI-linked corporate bonds for the defined benefit obligation in Israel or high-quality USD corporate bonds for other countries.